Label	Element	Value
Class A Shares Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(each, a "Fund," and together, the "Funds")

Supplement dated December 31, 2014
to the Class A Shares Prospectus (the "Prospectus") dated July 31, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect changes in the fees and expenses of the Funds. These changes result from the Funds switching from investing in the existing Class A shares of the underlying SEI mutual funds (Underlying Funds) into a new share class (Class Y) of most of the Underlying Funds. Class A shares of the Underlying Funds charge a shareholder servicing fee, which is used to compensate service providers for shareholder services provided with respect to Class A shares of the Funds. The new Class Y shares of the Underlying Funds do not have a shareholder servicing fee. To enable the Funds to continue to compensate service providers for shareholder services, the Funds are implementing a shareholder servicing plan for Class A shares of the Funds that permit Class A shares to pay a shareholder servicing fee. Essentially, going forward shareholder servicing expenses will be charged primarily at the Fund level rather than the Underlying Fund level. Although this expense is moving from the Underlying Funds to the Funds, each Fund's total annual fund operating expenses (after waivers) should remain approximately the same after this change.

Risk/Return [Heading]	rr_RiskReturnHeading	SAAT CONSERVATIVE STRATEGY ALLOCATION FUND
Expense [Heading]	rr_ExpenseHeading	Changes to the Fees and Expenses of the Conservative Strategy Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the Fund Summary for the Conservative Strategy Allocation Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes to the Fees and Expenses of the Conservative Strategy Allocation Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.